2. Loans: Schedule of Loans and Financing Receivable (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Loans and Financing Receivable

December 31, 2016	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs

Consumer Loans	$ 475,739,992	89.6%	$ 50,936,066	96.9%
Real Estate Loans	24,104,551	4.5	(3,378)	.0
Sales Finance Contracts	31,071,064	5.9	1,629,855	3.1
Total	$ 530,915,607	100.0%	$ 52,562,543	100.0%

December 31, 2015

Consumer Loans	$ 492,742,657	90.5%	$ 31,119,348	97.2%
Real Estate Loans	21,754,111	4.0	10,699.0
Sales Finance Contracts	29,908,790	5.5	877,238	2.8
Total	$ 544,405,558	100.0%	$ 32,007,285	100.0%